CLS Global Diversified Equity Fund (CLSAX)

CLS Growth and Income Fund (CLERX)

CLS International Equity Fund (CLHAX)

CLS Flexible Income Fund (CLFLX)

CLS Global Aggressive Equity Fund (CLACX)

CLS Shelter Fund (CLSHX)

Supplement dated October 2, 2018

to the Prospectus dated September 1, 2018

This Supplement updates and supersedes any contrary information contained in the Prospectus dated September 1, 2018 of the AdvisorOne Funds.

The section titled “CLS Growth and Income Fund Summary,” subsection “Portfolio Managers” on page 8 of the prospectus has been replaced in its entirety with the following:

Portfolio Managers: CLS utilizes a team approach for management of the Fund and from the team, the Fund is assigned co-portfolio managers who are primarily responsible for the day-to-day management of the Fund’s portfolio. Marc Pfeffer, Portfolio Manager and Rusty Vanneman, CFA, Chief Investment Officer of CLS share responsibility for the day-to-day management of the Fund as Co-Portfolio Managers. Mr. Vanneman has served as Co-Portfolio Manager of the Fund since February 2013. Mr. Pfeffer has served as Co-Portfolio manager of the Fund since September 2018.

The section titled “CLS Flexible Income Fund Summary,” subsection “Portfolio Managers” on page 16 of the prospectus has been replaced in its entirety with the following:

Portfolio Managers:

CLS utilizes a team approach for management of the Fund and from the team, the Fund is assigned co-portfolio managers who are primarily responsible for the day-to-day management of the Fund’s portfolio. Marc Pfeffer, Senior Portfolio Manager of CLS and Jackson Lee, CFA, Portfolio Manager of CLS are primarily responsible for the day-to-day management of the Fund. Mr. Pfeffer has served as Co-Portfolio Manager of the Fund since January 2013. Mr. Lee has served as Co-Portfolio Manager of the Fund since September 2018.

The section titled “Investment Adviser,” subsection “Portfolio Managers” on page 36 of the prospectus is replaced with the following:

CLS utilizes a team approach for management of the Funds, and from the team each Fund is assigned a portfolio manager (or in some cases, co-managers) that is primarily responsible for the day-to-day management of the Fund’s portfolio. The Funds’ Portfolio Management Team includes: Rusty Vanneman, CFA and Chief Investment Officer, Marc Pfeffer, Grant Engelbart, CFA, Konstantin Etus, CFA, Joe Smith, CFA, Gene Frerichs, Jackson Lee, CFA, and Case Eichenberger. CLS’s Chief Investment Officer also provides strategic direction and oversight to the portfolio management team, including their management of the Funds.

Mr. Vanneman has been the Chief Investment Officer and a portfolio manager of CLS since September 2012. Previously, Mr. Vanneman was Chief Investment Officer and Portfolio Manager at Kobren Insight Management (KIM). Mr. Vanneman’s 11-year tenure at KIM included a five-year span during which KIM was owned by E*TRADE. At KIM, Mr. Vanneman also held positions as Managing Director, Director of Research, and Portfolio Manager for the former Kobren Insight mutual funds and the hedge fund Alumni Partners. At E*TRADE, he was the Senior Market Strategist and also served on the E*TRADE Capital Management, LLC Investment Policy Committee. Prior to joining KIM, Mr. Vanneman was a Senior Analyst at Fidelity Management and Research Company’s Strategic Advisors. Prior to that, he was a Managing Analyst for Thomson Financial’s Thomson Global Markets.

Mr. Pfeffer joined CLS as a Senior Portfolio Manager in August 2011. Previously, Mr. Pfeffer served as Chief Investment Officer of Milestone Capital Management, LLC since 2004 and was also the head of Milestone’s portfolio management and research teams. Prior to joining Milestone, Mr. Pfeffer worked with Bear, Stearns & Co., Inc. and Goldman Sachs Asset Management.

Mr. Engelbart joined CLS in 2009 and currently holds the position of Director of Research and Senior Portfolio Manager. Prior to joining CLS, Mr. Engelbart held positions at TD Ameritrade and State Street Corporation.  Mr. Engelbart graduated from the University of Nebraska in Lincoln with a degree in Business Administration-Finance.

Mr. Etus joined CLS in 2011 initially as a Trading Specialist before becoming a member of CLS’s portfolio management team in 2013. Prior to joining CLS, Mr. Etus worked as an Associate Financial Analyst at ConAgra Foods, Inc., managing the company’s global cash network.

Mr. Smith joined CLS in 2015 as a Senior Market Strategist. Prior to joining CLS, Mr. Smith worked at Russell Investments, where he served as an analyst responsible for asset allocation research, portfolio construction, optimization design, and risk management research and Russell ETFs as Manager of ETF Product Research & Development, a role in which he developed quantitative indexing strategies implemented as ETFs.

Mr. Frerichs joined CLS in 1997. Mr. Frerichs received his Bachelor of Arts degree in Mathematics from Chadron State College.

Mr. Lee joined CLS in 2014 as an Investment Research Analyst. Prior to joining CLS, Mr. Lee worked as an analyst for Orion Advisor Services, an affiliate of CLS. Mr. Lee graduated from Creighton University in Omaha with a degree in Business Administration.

Mr. Eichenberger joined CLS in 2007 and has been a portfolio manager of CLS since 2015. Mr. Eichenberger graduated from Midland University with a degree in Business Administration.

The Funds' Statement of Additional Information provides additional information about each portfolio manager’s compensation structure, other accounts managed by the portfolio managers, and the portfolio managers' ownership of shares of the Funds.

This Supplement updates and supersedes any contrary information contained in the SAI of the AdvisorOne Funds dated September 1, 2018.

The first paragraph and table under the section titled “Portfolio Managers” on page 39 of the SAI have been replaced with the following.

The Adviser utilizes a team approach for management of the Funds, and from the team each fund is assigned a lead manager (or in some cases, co-managers), responsible for the day-to-day management of the Fund.  Rusty Vanneman, Marc Pfeffer, Grant Engelbart, Konstantin Etus, Joe Smith, Gene Frerichs, Jackson Lee, and Case Eichenberger are the Portfolio Managers of the Funds.  As of September 25, 2018, the Portfolio Managers were primarily responsible for the management of the following types of accounts:

Portfolio Manager	Registered Investment Company Accounts	Assets Managed ($millions)	Pooled Investment Vehicle Accounts	Assets Managed ($millions)	Other Accounts	Assets Managed ($millions)	Total Assets Managed ($ millions)
Rusty Vanneman	5	$1,481	0	$0	15,292	$836	$2,317
Marc Pfeffer	4	$1,045	0	$0	2,771	$650	$1,695
Grant Engelbart	2	$602	0	$0	19,345	$2,004	$2,606
Konstantin Etus	2	$209	0	$0	7,101	$1,430	$1,639
Joe Smith	1	$46	0	$0	1,965	$484	$530
Gene Frerichs	1	$224	0	$0	3,429	$390	$614
Jackson Lee	4	$860	0	$0	3,949	$512	$1,372
Case Eichenberger	1	$224	0	$0	7,561	$997	$1,221

The table beginning on page 40 of the SAI showing the dollar range of equity securities owned by each Portfolio Manager in the Funds has been replaced with the following;

Dollar Range of Equity Securities Beneficially Owned
Rusty Vanneman

Over $100,000 (CLS Growth and Income Fund)

$10,001 - $50,000 (CLS Global Diversified Equity Fund)

$1 - $10,000 (CLS International Equity Fund)

$1 - $10,000 (CLS Flexible Income Fund)

$1 - $10,000 (CLS Global Aggressive Equity Fund)

Marc Pfeffer	$10,001 to $50,000 (CLS Global Diversified Equity Fund) $10,001 to $50,000 (CLS Growth and Income Fund) $1 - $10,000 (CLS Flexible Income Fund)
Grant Engelbart	$10,001 to $50,000 (CLS Global Aggressive Equity Fund) $10,001 to $50,000 (CLS Global Diversified Equity Fund) $1 - $10,000 (CLS Growth and Income Fund)
Konstantin Etus	$1 - $10,000 (CLS Global Diversified Equity Fund) $1 - $10,000 (CLS International Equity Fund) $1 - $10,000 (CLS Global Aggressive Equity Fund) $1 - $10,000 (CLS Growth and Income Fund)
Joe Smith	$1 - $10,000 (CLS Global Diversified Equity Fund) $1 - $10,000 (CLS Growth and Income Fund) $1 - $10,000 (CLS Global Aggressive Equity Fund) $1 - $10,000 (CLS International Equity Fund)
Gene Frerichs	$10,001 to $50,000 (CLS Global Diversified Equity Fund) $1 - $10,000 (CLS Growth and Income Fund) $1 - $10,000 (CLS Shelter Fund) $1 - $10,000 (CLS Global Aggressive Equity Fund)
Jackson Lee	$1 - $10,000 (CLS Global Diversified Equity Fund) $1 - $10,000 (CLS Growth and Income Fund) $1 - $10,000 (CLS Shelter Fund) $1 - $10,000 (CLS International Equity Fund)
Case Eichenberger	$1 - $10,000 (CLS Shelter Fund) $1 - $10,000 (CLS Global Diversified Equity Fund)

This Supplement, and the existing Prospectus dated September 1, 2018, provide relevant information for all shareholders and should be retained for future reference. The Prospectus has been filed with the U.S. Securities and Exchange Commission, is incorporated herein by reference, and can be obtained without charge by calling the Fund at 1-866-811-0225.

Supplement dated October 2, 2018